EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net (loss) income	$ (1,435)	$ 1,516
Net income attributable to non-controlling interests	(110)	(78)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	(1,545)	1,438
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ (1,545)	$ 1,438
Weighted average shares outstanding - Basic (in shares)	1,167	1,166
Weighted average shares outstanding - Diluted (in shares)	1,167	1,166
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ (1.32)	$ 1.23
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ (1.32)	$ 1.23